Share based payment arrangements - Fair value inputs (Details) - EUR (€)	Apr. 12, 2018	Apr. 07, 2017
Share based payment arrangements
Share price at grant date	€ 16.15	€ 13.80
Exercise price	€ 16.15	€ 13.90
Expected volatility	58.40%	55.00%
Expected dividends	€ 0.00	€ 0.00
Risk-free interest rate	2.85%	2.49%
Fair value at grant date	€ 9.74	€ 8.00